Defined Benefit Pension Plans (Narrative) (Details) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended					3 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2010 USD ($)	Jul. 02, 2011 USD ($)	Jul. 03, 2010 USD ($)	Jun. 27, 2009 USD ($)	Jul. 02, 2011 Netherlands [Member] USD ($)	Jul. 02, 2011 Netherlands [Member] EUR (€)	Jul. 03, 2010 Defined Benefit Pension Plans [Member] USD ($)	Jul. 02, 2011 Defined Benefit Pension Plans [Member] USD ($)	Jul. 02, 2011 Scenario, Forecast [Member] U.S. Plans [Member] USD ($)	Jul. 02, 2011 U.S. Plans [Member] USD ($)	Jul. 03, 2010 U.S. Plans [Member] USD ($)	Jul. 02, 2011 Scenario, Forecast [Member] International Plans [Member] USD ($)	Jul. 02, 2011 International Plans [Member] USD ($)	Jul. 03, 2010 International Plans [Member] USD ($)	Jul. 02, 2011 International Plans [Member] Fixed Income Securities [Member]	Jul. 02, 2011 Scenario, Forecast [Member] USD ($)	Jul. 03, 2010 International Household And Body Care [Member] USD ($)	Jun. 27, 2009 International Household And Body Care [Member] USD ($)	Mar. 31, 2010 Continuing Operations [Member] USD ($)	Jun. 27, 2009 Continuing Operations [Member] USD ($)	Mar. 31, 2010 Discontinued Operations [Member] USD ($)	Jul. 02, 2011 Discontinued Operations [Member] USD ($)
Pension plan curtailment	$ 25		$ 10	$ 17													$ (10)		$ 20	$ 12	$ 5	$ (5)
Pension plan settlements																		(2)
Recognition of net prior service credits	3
Reduction in projected benefit obligation	22				24
Expected amortizaton of prior service cost in 2012									1				3			10
Expected amortization of net actuarial loss in 2012									2				9			0
Net periodic benefit plan increase (decrease) from prior year		(44)	34										(19)	6
Improvement in expected return on plan assets													22
Increase in amortization of net actuarial losses due to actuarial gains in prior year			34
Funded status										(121)	(245)		159	(203)
Increase in projected benefit obligation													150
Increase in benefit plan assets										122			512
Accumulated pension obligation										1,370	1,372		3,049	2,875
Asset allocation aggregate fair value basis, fixed income securities										89.00%	84.00%		66.00%	69.00%	72.00%
Asset allocation aggregate fair value basis, equity securities		20.00%								3.00%	4.00%		25.00%	22.00%
Notional value basis of target allocation of equity securities percentage of assets													25.00%
Notional value basis of target allocation of fixed-income securities percentage of assets													70.00%
Notional value basis of target allocation of real estate and other investments percentage of assets													5.00%
Notional value basis of actual allocation of fixed-income securities percentage of assets													72.00%
Notional value basis of actual allocation of equity securities percentage of assets													22.00%
Future plan benefit payments 2012								234
Future plan benefit payments 2013								222
Future plan benefit payments 2014								228
Future plan benefit payments 2015								234
Future plan benefit payments 2016								243
Future plan benefit payments 2017 to 2021								1,344
Voluntary Employer contributions							200			6	156		118	117
Employer contributions						60						194				200
Defined contribution plan expense		34	31	29
Multi-employer plan annual contributions		3	4	5
Multi-employer partial withdrawal - collective bargaining unit			22
Multi-employer plan partial withdrawal liability		$ (3)	$ 23	$ 31